Trade Receivables and Other Current Assets and Receivables - Other Current Assets and Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables and Other Current Assets and Receivables
CIR	€ 9,012	€ 9,818	€ 9,158
CICE tax credit			264
Other	16	16	12
Tax receivables	9,028	9,833	9,434
Prepaid expenses	3,313	495	1,184
Short-term deposit accounts	7,336
Current accrued income	2,000
Foreign currency forwards	1,791
Liquidity agreement - Cash account	1,029	261	31
VAT receivable	1,625	1,416	3,033
Other receivables	821	639	843
Other current assets	17,914	2,811	5,092
Other current assets and receivables	€ 26,942	€ 12,644	€ 14,526